Segment Reporting - Summary of the Schedule of the Company's gross written premiums based on the location of the insured risk (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross written premiums	$ 1,116.8	$ 982.7	$ 3,598.6	$ 3,107.9	$ 3,967.6	$ 4,338.7	$ 3,938.4
Australia/Asia
Segment Reporting Information [Line Items]
Gross written premiums					177.8	257.5	275.8
Europe
Segment Reporting Information [Line Items]
Gross written premiums					179.4	194.5	140.6
United Kingdom
Segment Reporting Information [Line Items]
Gross written premiums					532.5	485.8	393.2
United States & Canada
Segment Reporting Information [Line Items]
Gross written premiums					2,472.0	2,715.7	2,301.8
Worldwide excluding United States
Segment Reporting Information [Line Items]
Gross written premiums					28.8	24.2	31.5
Worldwide including United States
Segment Reporting Information [Line Items]
Gross written premiums					417.2	541.7	592.2
Other (4)
Segment Reporting Information [Line Items]
Gross written premiums					$ 159.9	$ 119.3	$ 203.3